Average Annual Total Returns{- Fidelity® Large Cap Value Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-12 - Fidelity® Large Cap Value Enhanced Index Fund	Fidelity Large Cap Value Enhanced Index Fund-Default Return Before Taxes Past 1 year	Fidelity Large Cap Value Enhanced Index Fund-Default Return Before Taxes Past 5 years	Fidelity Large Cap Value Enhanced Index Fund-Default Return Before Taxes Past 10 years	Fidelity Large Cap Value Enhanced Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Large Cap Value Enhanced Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Large Cap Value Enhanced Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Large Cap Value Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Large Cap Value Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Large Cap Value Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 10 years	RS005 Past 1 year	RS005 Past 5 years	RS005 Past 10 years
Total	24.16%	8.35%	12.01%	23.15%	7.25%	10.94%	14.95%	6.38%	9.73%	26.54%	8.29%	11.80%